Litigation - France (Details) - FRANCE - EUR (€) € in Millions		1 Months Ended			12 Months Ended
	Dec. 17, 2015	Sep. 30, 2021	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017
French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of contingent liabilities [line items]
Fines imposed					€ 3,000.0
Amount of fines imposed on entity	€ 350.0
Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				€ 249.0			€ 180.0
Fines reimbursed				€ 97.0
Damages awarded including capitalized interest							€ 346.0
Societe francaise du radiotelephone, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Revised amount of damages awarded		€ 53.0
Iliad, mobile handsets pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought						€ 790.0
ASSIA, patent litigation [member]
Disclosure of contingent liabilities [line items]
Damages paid					€ 1,418.0
Damages sought			€ 500.0